OTHER GAINS AND LOSSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Gains And Losses
Foreign exchange losses	$ (108)
Gain on disposal of a subsidiary	9,829
Other Gains and Losses	$ 9,721